Consolidated Statements of Changes in Shareholders' Deficit Equity - USD ($)		Common Stock [Member] Common Class A [Member]		Common Stock [Member] Common Class B [Member]	Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Sep. 30, 2022		$ 1,699		$ 895	$ (2,594)		$ (11,469,029)	$ 834,927	$ (10,634,102)
Balance, shares at Sep. 30, 2022		212,327	[1]	8,945,307
Net loss							(2,343,238)		(2,343,238)
Accretion to redeemable preferred equity							(326,837)		(326,837)
Exchange redeemable preferred equity with Class A ordinary shares		$ 531			(531)	12,154,929			12,154,929
Balance, shares	[1]	66,482
Foreign currency translation adjustment								(212,292)	(212,292)
Balance at Sep. 30, 2023		$ 2,230		$ 895	(3,125)	12,154,929	(14,139,104)	622,635	(1,361,540)
Balance, shares at Sep. 30, 2023		278,809	[1]	8,945,307
Net loss							(1,280,661)		(1,280,661)
Foreign currency translation adjustment								(72,056)	(72,056)
Balance at Sep. 30, 2024		$ 2,230		$ 895	(3,125)	12,154,929	(15,419,765)	550,579	(2,714,257)
Balance, shares at Sep. 30, 2024		278,809	[1]	8,945,307
Net loss							(9,646,142)		(9,646,142)
Foreign currency translation adjustment								71,479	71,479
Collection of share subscription receivable					3,125				3,125
Issuance of ordinary shares upon initial public offering (“IPO”), net of offering cost of $2,900,886		$ 230				7,736,012			7,736,242
Balance, shares	[1]	28,750
Issuance of ordinary shares upon follow-on offering		$ 2,143							2,143
Balance, shares	[1]	267,857
Issuance of ordinary shares upon exercise of Series A Warrants		$ 6,689				6,590,658			6,597,347
Balance, shares	[1]	836,180
Issuance of ordinary shares upon exercise of Series B Warrants		$ 7,312				6,133,004			6,140,316
Balance, shares	[1]	913,951
Rounding up for reverse share split
Balance, shares	[1]	3
Balance at Sep. 30, 2025		$ 18,604		$ 895		$ 32,614,603	$ 25,065,907	$ 622,058	$ 8,190,253
Balance, shares at Sep. 30, 2025		2,325,550	[1]	8,945,307

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect the 80-for-1 reverse share split for Class A ordinary share of Youxin Technology Ltd, which was effective on September 30, 2025.